Note 10 - Income Taxes - Income Tax Expense (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Income tax expense (benefit)	$ (0)	$ (443,893)
Domestic Tax Authority [Member]
Statement [Line Items]
Income tax expense (benefit)	0	(362,150)
State and Local Jurisdiction [Member]
Statement [Line Items]
Income tax expense (benefit)	$ 0	$ (81,743)